                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AS END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:

                           The Saratoga Advantage Trust
                                 33 Maiden Lane
                            New York, New York  10038
 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:

 U.S. Government Money Market Portfolio, Investment Quality Bond Portfolio, Municipal Bond Portfolio, Large Capitalization Value Portfolio, Large Capitalization Growth Portfolio, Small Capitalization Portfolio and International Equity Portfolio.
  ______________________________________________________________________________
 3. Investment Company Act File Number:  811-8542


    Securities Act File Number:  33-79708
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:
                                                           August 31, 1996

 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):




 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:



 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:




 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                       31,128,257         $98,774,658


  _____________________________________________________________________________

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 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                       31,128,257         $98,774,658



 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
                        741,895             $1,994,052

 ______________________________________________________________________________

 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during     $ 98,774,658
         the fiscal year in reliance on rule 24f-2          ___________________
         (from Item 10):
    (ii) Aggregate price of shares issued in connection     +  1,994,052
         with dividend reinvestment plans (from Item 11,    ___________________
         if applicable):
   (iii) Aggregate price of shares redeemed or repurchased  - 23,882,314
         during the fiscal year (if applicable):            ___________________
    (iv) Aggregate price of shares redeemed or repurchased  +
         and previously applied as a reduction to filing    ___________________
         fees pursuant to rule 24e-2 (if applicable):
     (v) Net aggregate price of securities sold and issued    76,886,396
         during the fiscal year in reliance on rule 24f-2   ___________________
         line (i), plus line (ii), less line (iii), plus
         line (iv) (if applicable):
    (vi) Multiplier prescribed by Section 8(b) of the       x   1/2900
         Securities Act of 1933 or other applicable law or  ___________________
         regulation (see instruction C.8):                   $ 26,512.55
   (vii) Fee due (line (i) or line (v) multiplied by        ___________________
         line (vi)):

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         /x/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                            October 10, 1996
_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*   /s/ Deborah Kaback
                            _______________________________________________
                                  Deborah Kaback, Secretary
                            _______________________________________________

  Date    10/10/96
      ________________________

*Please print the name and title of the signing officer below the signature.
_______________________________________________________________________________


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                              [Letterhead]


                                                            October 10, 1996


The Saratoga Advantage Trust
One World Financial Center
New York, NY 10281


Ladies and Gentlemen:

          In connection with the public offering of shares of Capital Stock, par value $.001 per share, of the U.S. Government Money Market Portfolio, the Investment Quality Bond Portfolio, the Municipal Bond Portfolio, the Large Capitalization Value Portfolio, the Large Capitalization Growth Portfolio, the Small Capitalization Portfolio and the International Equity Portfolio, series of The Saratoga Advantage Trust (the "Fund"), I have examined such corporate records and documents and have made such further investigation and examination as I deemed necessary for the purpose of this opinion.

          It is my opinion that the shares of Capital Stock, the registration of which is made definite by the accompanying Form 24F-2 Notice of the Fund, were legally issued, fully paid and non-assessable by the Fund.

          I hereby consent to the filing of this opinion with said Form 24F-2.

                                        Very truly yours,

                                        /s/ Thomas E. Duggan

                                            Thoman E. Duggan


TED/ch